Exhibit 99.27

Executive Summary

4. Description of the Due Diligence Services

1.	Type of Assets Reviewed

Inglet Blair, LLC (“IB”) performed certain due diligence review services (the “Review”), as defined herein. The loans reviewed were originated from June 2005 to August 2005 and were collateralized by residential real estate. IB performed the Review directly for Client on mortgage loan files provided by Client to IB. The information provided below represents the approach and methodology used at the time of the Review.

2.	Sample Size of Assets Reviewed

This report reflects 2 Loans selected by the Client to include in OBX 2025-NQM7 (the “Securitization”). Client did not disclose to IB if additional loans are included in the Securitization. While the Client may have included additional loans in the Securitization, such loans were not subject to the Review referenced herein. IB reviewed 100% of the Loans provided by the Client and can only assume the sample size was 100%.

3.	Sample Size Determination

The Client, in its sole discretion, determined the Loans to be reviewed by IB. As noted in Section 2 above, Client provided IB with 2 Loans, all of which were reviewed by IB. Therefore, IB used no sampling methodology in its Review.

4.	Information and Data Integrity

IB was provided certain data elements (the “Tape Data”), which were supplied by the Seller. The Seller aggregated the Tape Data from the various lenders. Each lender did not supply Seller with uniform Tape Data; thus, individual Loan Tape Data may not have included all data elements as detailed below in this Section 4. IB subsequently mapped and compared the Tape Data to information contained in each Loan file. When the data was provided, IB compared the following fields:

Field Name
Amortization Type	First Payment Date
Appraised Value	Interest Only Flag
ARM Initial Adjustment Period	Lien Position
ARM Initial Rate Cap	Loan Purpose
ARM Lookback Period	Loan Term
ARM Margin	LTV
ARM Maximum Interest Rate	Note Date
ARM Minimum Interest Rate	Occupancy
ARM Payment Change Frequency	Original Interest Rate
ARM Periodic Rate Cap	Original Principal and Interest
ARM Periodic Rate Cap at first Adjustment Down	Original Principal Balance
ARM Periodic Rate Cap at first Adjustment Up	Property Type
ARM Rate Cap at first Adjustment Down	Sales Price
ARM Rate Cap at first Adjustment Up	Subject Address
ARM Rate Change Frequency	Subject City
Borrower First Name	Subject State
Borrower Last Name	Subject Zip Code
CLTV

Inglet Blair, LLC Deal Summary

OBX 2025-NQM7

pg. 1

5.	Regulatory Compliance Review to Federal, State and Local Lending Laws

All Loans deemed to be consumer purpose loans were submitted to an automated regulatory compliance review. The system tested each applicable Loan for adherence to certain federal, state and local consumer protection laws related to mortgage lending.

-	Federal Truth in Lending Act– Regulation Z, as applicable and based on origination date
o	High-cost Mortgage (1026.31, 32 and 33)
•	Identify points and fees and/or APR threshold test failures
•	Prepayment Penalty restrictions, as applicable
o	Right of Rescission (1026.23)
•	Review accuracy, timing and content of disclosure(s)
•	Confirm all requisite consumers received notice and correct form
o	TIL Disclosure (1026.17, 18 and 19)
•	Review and comparison of the initial and final TIL disclosures, and any re-disclosed TIL(s)
•	Review proper execution by all required parties
•	Confirm principal and interest calculations, and proper completion of the interest rate and payment summary
•	Confirm timing of initial and re-disclosed TIL(s)
o	Tolerances (1026.18, 22 and 23)
•	Identify inaccurate Annual Percentage Rate (APR) outside of applicable tolerance by comparing disclosed APR to re-calculated APR
•	Identify inaccurate Finance Charge outside of applicable tolerance by comparing disclosed Finance Charge to re-calculated Finance Charge
o	State High-cost and Predatory lending regulations

-	Federal Real Estate Settlement Procedures Act (“RESPA”), as applicable and based on origination date
o	Good Faith Disclosure Timing and Content
o	Final HUD-1 Settlement Statement
o	GFE and Final HUD Fee Comparison and Tolerance Testing
o	Affiliated Business Arrangement, if applicable

Structured Finance Association (“SFA”) organized and led an initiative to establish a framework for Third-Party Reviewer’s (“TPR”) to evaluate and grade loans subject to the Know Before You Owe Act, also commonly referred to as TILA-RESPA Integrated Disclosure (“TRID”). While all grades and conclusions are established in good faith, the grading scheme materiality and impact for certain exceptions may change from time to time, and thus, all reports contain Interpretation Risk. Under no circumstance should the Client, any potential investors or other individual party solely rely on the interpretations made by IB, SFA, or its outside counsel.

Please be advised that IB is not a law firm, does not employ personnel who are licensed to practice law and the exceptions, observations and conclusions provided by IB are not legal opinions. IB relies upon the advice of outside counsel, informal advice of regulators and industry practice to determine materiality.

6.	Any Other Type of Review

There was no other review performed.

Inglet Blair, LLC Deal Summary

OBX 2025-NQM7

pg. 2

7.	Summary of Finding and Conclusions of Review

The following tables represent the final NRSRO overall and component grades. The Overall grade is comprised of the lowest of the component grades.

NRSRO Final Grade	No. of Loans	% of Population
A	0	0.00%
B	2	100.00%
C	0	0.00%
Total	2	100%

NRSRO Final Credit Grade	No. of Loans	% of Population
A	NA	0.00%
B	NA	0.00%
C	NA	0.00%
Total	NA	0.00%

NRSRO Final Compliance Grade	No. of Loans	% of Population
A	0	0.00%
B	2	100.00%
C	0	0.00%
Total	2	100%

NRSRO Final Property Grade	No. of Loans	% of Population
A	NA	0.00%
B	NA	0.00%
C	NA	0.00%
Total	NA	0.00%

The following tables represent certain key attributes of the Loans and their frequency amongst the loan population.

Amortization Type	No. of Loans	% of Population
Adjustable Rate Mortgage	2	100.00%
Fixed Rate	0	0.00%
Total	2	100%

Lien Position	No. of Loans	% of Population
1st	2	100.00%
Total	2	100%

Inglet Blair, LLC Deal Summary

OBX 2025-NQM7

pg. 3

Purpose	No. of Loans	% of Population
Cash Out: Other/Multipurpose/ Unknown purpose	2	100.00%
Total	2	100%

Property Type	No. of Loans	% of Population
Single Family Detached (non-PUD)	1	50.00%
PUD (Only for use with Single-Family Detached Homes with PUD riders)	1	50.00%
Total	2	100%

LTV	No. of Loans	% of Population
00.01- 10.00	0	0.00%
10.01- 20.00	0	0.00%
20.01- 30.00	0	0.00%
30.01- 40.00	0	0.00%
40.01- 50.00	0	0.00%
50.01- 60.00	1	50.00%
60.01- 70.00	0	0.00%
70.01- 80.00	1	50.00%
80.01- 90.00	0	0.00%
90.01- 100.00	0	0.00%
Total	2	100%

CLTV	No. of Loans	% of Population
00.01- 10.00	0	0.00%
10.01- 20.00	0	0.00%
20.01- 30.00	0	0.00%
30.01- 40.00	0	0.00%
40.01- 50.00	0	0.00%
50.01- 60.00	1	50.00%
60.01- 70.00	0	0.00%
70.01- 80.00	1	50.00%
80.01- 90.00	0	0.00%
90.01- 100.00	0	0.00%
Total	2	100%

Inglet Blair, LLC Deal Summary

OBX 2025-NQM7

pg. 4